Deferred revenue and deferred platform commission fees (Tables)	12 Months Ended
Dec. 31, 2023
Deferred revenue and deferred platform commission fees
Schedule of change in deferred revenue and platform commission fees

2022
Liabilities (Deferred Revenue)
January 1,2022	422,681

Deferred during the year	330,805
Released to profit or loss	(361,047)

December 31,2022	392,439

Current portion	295,552
Non-current portion	96,887

Assets (Deferred platform commission fees)
January 1, 2022	116,533

Deferred during the year	87,860
Released to profit or loss	(109,711)

December 31, 2022	94,682

2023
Liabilities (Deferred Revenue)
January 1, 2023	392,439
Deferred during the year	305,115
Released to profit or loss	(348,032)
December 31, 2023	349,522
Current portion	234,178
Non-current portion	115,344
Assets (Deferred platform commission fees)
January 1, 2023	94,682
Deferred during the year	74,250
Released to profit or loss	(94,936)
December 31, 2023	73,996